Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485APOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Entity Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 26, 2023
Document Effective Date	dei_DocumentEffectiveDate	Sep. 29, 2023
Prospectus Date	rr_ProspectusDate	Sep. 29, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A